Note 6 - Disclosures to the Statement of Income and Loss - Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Personnel expenses	€ 17,678	€ 39,291	€ 5,151
Selling and distribution expenses	3,220	9,100	2,135
Conversion stock option program (CSOP) [member]
Statement Line Items [Line Items]
Personnel expenses	1,898	32,160	0
Selling and distribution costs [member]
Statement Line Items [Line Items]
Personnel expenses	1,764	8,490	1,582
Professional services	704	171	103
Advertising	365	84	113
Other	387	355	337
Selling and distribution expenses	3,220	9,100	2,135
Selling and distribution costs [member] | Conversion stock option program (CSOP) [member]
Statement Line Items [Line Items]
Personnel expenses	€ 0	€ 6,949	€ 0